Summary of Significant Accounting Policies - Schedule of Revenue Recognized Multiple-Deliverable Arrangements (Details) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 231,231	$ 439,982	$ 940,459	$ 2,114,297	$ 3,099,608	$ 1,817,302
Agricultural Revenues [Member]
Revenues			$ 94,303